Shareholder Report	4 Months Ended	6 Months Ended
	May 31, 2024 USD ($) Holding	May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		Vanguard California Tax-Free Funds
Entity Central Index Key		0000783401
Entity Investment Company Type		N-1A
Document Period End Date		May 31, 2024
C000007065
Shareholder Report [Line Items]
Fund Name		California Municipal Money Market Fund
Class Name		Investor Shares
Trading Symbol		VCTXX
Annual or Semi-Annual Statement [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 1-800-662-2739.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		This semi-annual shareholder report contains important information about Vanguard California Municipal Money Market Fund (the "Fund") for the period of December 1, 2023, to May 31, 2024.
Additional Information Phone Number		1-800-662-2739
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$8	0.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 8
Expense Ratio, Percent		0.16%
AssetsNet	$ 3,734,000,000	$ 3,734,000,000
Holdings Count | Holding	221	221
Additional Fund Statistics [Text Block]

Fund Statistics

(as of May 31, 2024)

Fund Net Assets (in millions)	$3,734
Number of Portfolio Holdings	221

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Effective Maturity % of Net Assets

(as of May 31, 2024)

1 to 7 Days	85.6%
8 to 30 Days	1.2%
31 to 60 Days	4.2%
61 to 90 Days	3.4%
91 to 180 Days	3.1%
Over 180 Days	1.6%
Other Assets and Liabilities — Net	0.9%

Material Fund Change [Text Block]
C000007069
Shareholder Report [Line Items]
Fund Name		California Long-Term Tax-Exempt Fund
Class Name		Admiral™ Shares
Trading Symbol		VCLAX
Annual or Semi-Annual Statement [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 1-800-662-2739.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		This semi-annual shareholder report contains important information about Vanguard California Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2023, to May 31, 2024.
Additional Information Phone Number		1-800-662-2739
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 5
Expense Ratio, Percent		0.09%
AssetsNet	$ 5,291,000,000	$ 5,291,000,000
Holdings Count | Holding	1,392	1,392
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of May 31, 2024)

Fund Net Assets (in millions)	$5,291
Number of Portfolio Holdings	1,392
Portfolio Turnover Rate	36%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of May 31, 2024)

Less than 1 Year	8.2%
1 to 3 Years	2.0%
3 to 5 Years	3.8%
5 to 10 Years	14.6%
10 to 20 Years	36.0%
20 to 30 Years	31.7%
Greater than 30 Years	4.8%
Other Assets and Liabilities — Net	(1.1%)

Material Fund Change [Text Block]
C000007068
Shareholder Report [Line Items]
Fund Name		California Long-Term Tax-Exempt Fund
Class Name		Investor Shares
Trading Symbol		VCITX
Annual or Semi-Annual Statement [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 1-800-662-2739.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		This semi-annual shareholder report contains important information about Vanguard California Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2023, to May 31, 2024.
Additional Information Phone Number		1-800-662-2739
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 9
Expense Ratio, Percent		0.17%
AssetsNet	$ 5,291,000,000	$ 5,291,000,000
Holdings Count | Holding	1,392	1,392
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of May 31, 2024)

Fund Net Assets (in millions)	$5,291
Number of Portfolio Holdings	1,392
Portfolio Turnover Rate	36%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of May 31, 2024)

Less than 1 Year	8.2%
1 to 3 Years	2.0%
3 to 5 Years	3.8%
5 to 10 Years	14.6%
10 to 20 Years	36.0%
20 to 30 Years	31.7%
Greater than 30 Years	4.8%
Other Assets and Liabilities — Net	(1.1%)

Material Fund Change [Text Block]
C000007067
Shareholder Report [Line Items]
Fund Name		California Intermediate-Term Tax-Exempt Fund
Class Name		Admiral™ Shares
Trading Symbol		VCADX
Annual or Semi-Annual Statement [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 1-800-662-2739.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		This semi-annual shareholder report contains important information about Vanguard California Intermediate-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2023, to May 31, 2024.
Additional Information Phone Number		1-800-662-2739
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 5
Expense Ratio, Percent		0.09%
AssetsNet	$ 15,254,000,000	$ 15,254,000,000
Holdings Count | Holding	4,853	4,853
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of May 31, 2024)

Fund Net Assets (in millions)	$15,254
Number of Portfolio Holdings	4,853
Portfolio Turnover Rate	18%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of May 31, 2024)

Less than 1 Year	6.4%
1 to 3 Years	7.8%
3 to 5 Years	12.9%
5 to 10 Years	27.6%
10 to 20 Years	43.7%
20 to 30 Years	1.7%
Greater than 30 Years	0.2%
Other Assets and Liabilities — Net	(0.3%)

Material Fund Change [Text Block]
C000007066
Shareholder Report [Line Items]
Fund Name		California Intermediate-Term Tax-Exempt Fund
Class Name		Investor Shares
Trading Symbol		VCAIX
Annual or Semi-Annual Statement [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 1-800-662-2739.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		This semi-annual shareholder report contains important information about Vanguard California Intermediate-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2023, to May 31, 2024.
Additional Information Phone Number		1-800-662-2739
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 9
Expense Ratio, Percent		0.17%
AssetsNet	$ 15,254,000,000	$ 15,254,000,000
Holdings Count | Holding	4,853	4,853
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of May 31, 2024)

Fund Net Assets (in millions)	$15,254
Number of Portfolio Holdings	4,853
Portfolio Turnover Rate	18%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of May 31, 2024)

Less than 1 Year	6.4%
1 to 3 Years	7.8%
3 to 5 Years	12.9%
5 to 10 Years	27.6%
10 to 20 Years	43.7%
20 to 30 Years	1.7%
Greater than 30 Years	0.2%
Other Assets and Liabilities — Net	(0.3%)

Material Fund Change [Text Block]
C000247741
Shareholder Report [Line Items]
Fund Name	California Tax-Exempt Bond ETF
Class Name	ETF Shares
Trading Symbol	VTEC
Annual or Semi-Annual Statement [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 1-800-662-2739.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Vanguard California Tax-Exempt Bond ETF (the "Fund") for the period of January 26, 2024, to May 31, 2024.
Additional Information Phone Number	1-800-662-2739
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.08%
AssetsNet	$ 86,000,000	$ 86,000,000
Holdings Count | Holding	1,090	1,090
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of May 31, 2024)

Fund Net Assets (in millions)	$86
Number of Portfolio Holdings	1,090
Portfolio Turnover Rate	56%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Effective Maturity % of Net Assets

(as of May 31, 2024)

Less than 1 Year	8.4%
1 to 3 Years	10.0%
3 to 5 Years	9.3%
5 to 10 Years	19.3%
10 to 20 Years	28.2%
20 to 30 Years	24.3%
Greater than 30 Years	0.8%
Other Assets and Liabilities — Net	(0.3%)

Material Fund Change [Text Block]